FINANCE LEASES (Details 2) - Finance Leases [Member] - USD ($)	Dec. 31, 2020	Sep. 30, 2020
2020	$ 35,010	$ 18,278
2021	15,726	15,726
2022	11,860	11,860
Thereafter	0	0
Total	62,596	45,864
Less: Imputed Interest	(5,939)	(2,966)
Total Liability	$ 56,657	$ 42,898